Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Sep. 30, 2025
Other Payables and Accrued Liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities

Other payables and accrued liabilities are summarized as follow:

	As of September 30,
	2024	2025
Accrued staff salaries	$47,087	$70,768
Accrued administrative expenses	182,176	222,070
Accrued offering costs	2,564	-
Government grant liability	-	96,154
Other payables	3,366	2,876
Total	$235,193	$391,868